Supplemental Cash Flow Information (Tables)	12 Months Ended
Jun. 29, 2011
Supplemental Cash Flow Information
Cash Paid for Interest and Income Taxes

	2011	2010	2009
Income taxes, net of refunds	$38,340	$20,052	$5,219
Interest, net of amounts capitalized	25,810	23,923	34,473

Non-Cash Investing Activities

	2011	2010	2009
Retirement of fully depreciated assets	$60,175	$45,854	$46,382